Finance Costs (Details) - Schedule of Finance Costs - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Finance Costs [Line Items]
Finance costs	$ 13,363	$ 3,568,652	$ 19,028,007	$ 7,800,597	$ 1,702,457
Increase in discounted amounts of provisions arising from the passage of time			4,009	4,184	2,320
Convertible loans [Member]
Schedule of Finance Costs [Line Items]
Finance costs				2,894,050	715,029
Loan note [Member]
Schedule of Finance Costs [Line Items]
Finance costs			18,975,635	786,058
Lease liabilities [Member]
Schedule of Finance Costs [Line Items]
Finance costs			48,363	42,130	48,171
Bridge loans [Member]
Schedule of Finance Costs [Line Items]
Finance costs				$ 4,074,175	$ 936,937